SHAREHOLDERS' EQUITY (DEFICIENCY) - RSUs (Details) - Restricted Stock Units (RSUs) [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Number of RSU
Outstanding at beginning of year	1,031,250	0
Granted	126,729	1,036,850
Forfeited and cancelled	(16,600)	(5,600)
Vested	(70,625)
Outstanding on June 30, 2022	1,070,754	1,031,250